Investments - Schedule of Contractual Maturity of Available-for-sale Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Investments [Line Items]
Less than 1 year		$ 0
1 to 5 years		4,292
More than 5 years		0
Total	$ 4,292	4,292
Corporate securities
Schedule Of Investments [Line Items]
Less than 1 year		0
1 to 5 years		4,292
More than 5 years		0
Total	$ 4,292	$ 4,292